Contingent consideration liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Fair Value of Contingent Consideration Liabilities
The consideration for certain acquisitions includes amounts contingent on future events such as development milestones or sales performance. The Group has provided for the fair value of this contingent consideration as follows:

	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m	Other £m	Total £m

At 1 January 2019	5,937	296	53	6,286

Remeasurement through income statement	31	67	(15)	83

Cash payments: operating cash flows	(767)	(13)	–	(780)

Cash payments: investing activities	(98)	(11)	(4)	(113)

Other movements	–	–	3	3
At 31 December 2019	5,103	339	37	5,479

Remeasurement through income statement	1,114	161	–	1,275

Cash payments: operating cash flows	(751)	(14)	–	(765)

Cash payments: investing activities	(107)	(9)	(4)	(120)
At 31 December 2020	5,359	477	33	5,869

Remeasurement through income statement	1,026	32	5	1,063

Cash payments: operating cash flows	(721)	(21)	–	(742)

Cash payments: investing activities	(105)	(9)	–	(114)
At 31 December 2021	5,559	479	38	6,076

Summary of Possible Changes in key Inputs to Valuation of Contingent Consideration Liabilities
The table below shows on an indicative basis
the income statement and balance sheet sensitivity to reasonably possible changes in key inputs to the valuations of the contingent consideration liabilities.

		2021		2020

Increase/(decrease) in financial liability and loss/(gain) in Income statement	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m

10% increase in sales forecasts*	506	61	515	80

10% decrease in sales forecasts*	(506)	(57)	(516)	(78)

1% increase in discount rate	(198)	(38)	(207)	(39)

1% decrease in discount rate	213	45	223	45

10 cent appreciation of US Dollar	343	1	305	4

10 cent depreciation of US Dollar	(299)	(4)	(262)	(2)

10 cent appreciation of Euro	102	28	125	30

10 cent depreciation of Euro	(85)	(27)	(105)	(24)

*	The sales forecast is for ViiV Healthcare sales only in respect of the Shionogi-ViiV Healthcare contingent consideration.